Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS
Cash	$ 19,511,636	$ 16,454,373
Financial institutions and Correspondents	(1,002,612)	(253,307)
Debt Securities at fair value through profit or loss	5,675,008	4,053,802
Derivative instruments	615,902	26,602
Other financial entities	3,979,803	8,654,365
Other financial assets	6,163,890	4,614,240
To the non-financial government Sector	11,031,678	4,663,926
Other financial institutions	3,979,803	8,654,365
Other debt securities	64,513,415	99,350,734
Financial assets delivered as guarantee	10,673,334	10,393,093
Equity Instruments at fair value through profit or loss	2,616,728	79,249
FINANCIAL LIABILITIES
Derivative instruments	768,732	2,106
Other financial institutions	1,002,511	253,003
Other financial liabilities	22,169,608	23,559,130
Financing received from Central Bank and other financial entities	2,325,406	5,247,346
Issued corporate bonds	8,028,400	18,073,145
Subordinated corporate bonds	36,084,341	35,826,872
TOTAL FINANCIAL LIABILITIES	335,509,356	453,981,465
Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits From the non financial government sector	17,560,282	29,707,339
From the financial sector	314,162	228,091
Other financial institutions	1,002,511	253,003
Other financial liabilities	22,169,608	23,559,130
Financing received from Central Bank and other financial entities	2,245,804	4,611,839
Issued corporate bonds	5,525,039	9,810,217
Subordinated corporate bonds	24,311,663	23,518,130
TOTAL FINANCIAL LIABILITIES	318,119,979	427,801,810
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES
Derivative instruments	768,732
TOTAL FINANCIAL LIABILITIES	768,732
Amortized cost [member]
FINANCIAL ASSETS
Cash	19,511,636	16,454,373
Financial institutions and Correspondents	81,164,681	97,857,068
Other	3,746	701,156
Other financial entities	1,087,916	8,654,244
Other financial assets	5,794,761	3,978,713
To the non-financial government Sector	6,450,647	2,731,262
Other financial institutions	1,087,916	8,654,244
Other financial institutions	3,952,205
To the non-financial private sector and foreign residents	210,494,962	264,226,283
Other debt securities	17,631,926	12,538,954
Financial assets delivered as guarantee	10,673,334	10,161,647
TOTAL FINANCIAL ASSETS	356,765,814	417,303,700
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities	46,881,489	86,811,780
TOTAL FINANCIAL ASSETS	46,881,489	86,811,780
Fair value with changes in P/L [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	5,675,008	4,053,802
Derivative instruments	615,902	26,602
Other financial assets	369,129	635,527
Financial assets delivered as guarantee		231,446
Equity Instruments at fair value through profit or loss	2,616,728	79,249
TOTAL FINANCIAL ASSETS	9,276,767	5,026,626
FINANCIAL LIABILITIES
Derivative instruments		2,106
TOTAL FINANCIAL LIABILITIES		2,106
Checking accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	40,123,987	37,592,904
Savings account [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	90,727,971	105,675,105
Time deposits and Investment accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	106,068,177	186,522,212
Other [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	8,070,775	6,323,840
Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	41,337,285	27,764,057
Document [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	20,578,219	38,703,100
Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	20,603,981	24,386,047
Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	4,066,988	6,717,828
Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	56,799,181	88,478,136
Credit card [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	42,157,065	45,271,473
Financial Leases [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	229,538	689,404
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	24,722,705	32,216,238
Level 1 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	4,806,562	1,510,791
Derivative instruments	31,594	21,124
Other financial assets	346,128	495,283
Other debt securities	36,988,036	65,602,398
Financial assets delivered as guarantee		231,446
Equity Instruments at fair value through profit or loss	9,434	9,399
TOTAL FINANCIAL ASSETS	42,181,754	67,870,441
FINANCIAL LIABILITIES
Derivative instruments		912
Other financial institutions	1,002,511	253,003
Other financial liabilities	21,066,584	23,360,727
TOTAL FINANCIAL LIABILITIES		912
Level 2 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	53,387	556,986
Derivative instruments	19,091	5,478
Other debt securities	9,893,453	21,209,382
TOTAL FINANCIAL ASSETS	9,965,931	21,771,846
FINANCIAL LIABILITIES
Derivative instruments	768,732	1,194
Other financial liabilities	1,093,997	256,161
TOTAL FINANCIAL LIABILITIES	768,732	1,194
Level 3 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	815,059	1,986,025
Derivative instruments	565,217
Other financial assets	23,001	140,244
Equity Instruments at fair value through profit or loss	2,607,294	69,850
TOTAL FINANCIAL ASSETS	$ 4,010,571	$ 2,196,119